Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 3,738.8	¥ 3,170.2	¥ 2,945.5
General and administrative expenses	(2,250.6)	(1,949.2)	(1,821.1)
Others	72.0	55.4	28.5
Consolidated net business profit	1,560.2	1,276.4	1,152.9
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	835.2	742.0	719.7
General and administrative expenses	(311.0)	(286.2)	(295.5)
Others	107.9	101.5	89.5
Consolidated net business profit	632.1	557.3	513.7
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,290.0	1,170.0	1,184.0
General and administrative expenses	(1,079.9)	(996.7)	(996.0)
Others	5.6	4.7	3.5
Consolidated net business profit	215.7	178.0	191.5
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	1,375.9	1,216.2	1,071.8
General and administrative expenses	(809.3)	(708.0)	(637.0)
Others	78.3	15.5	(26.0)
Consolidated net business profit	644.9	523.7	408.8
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	526.2	461.8	412.6
General and administrative expenses	(165.3)	(150.5)	(143.5)
Others	29.0	28.8	26.9
Consolidated net business profit	389.9	340.1	296.0
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(288.5)	(419.8)	(442.6)
General and administrative expenses	114.9	192.2	250.9
Others	(148.8)	(95.1)	(65.4)
Consolidated net business profit	¥ (322.4)	¥ (322.7)	¥ (257.1)